Operating segment and geographic data - Schedule of Geographical information for long-lived assets (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets at December 31	$ 4,752	$ 4,939
Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets at December 31	2,533	2,670
The Americas
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets at December 31	1,256	1,260
Asia, Middle East and Africa
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets at December 31	$ 963	$ 1,009